Customers and Other Financing and Non-Financing Receivables - Summary of Accounts Receivable and Other Receivables (Detail) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Trade and Other Receivables [Line Items]
Customers, net	$ 139,908,043	$ 111,994,478
Accounts receivable include impairment	(38,387,449)	(37,328,647)
Amount of impairment	(1,058,799)	(12,931,983)
Domestic customers
Trade and Other Receivables [Line Items]
Customers, net	101,226,917	90,666,378
Export customers
Trade and Other Receivables [Line Items]
Customers, net	$ 38,681,126	$ 21,328,100